Capital Risk - Summary of Regulatory Capital Resources (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	£ 10,419	£ 10,374
AT1 capital	2,443	2,349
Tier 1 capital	12,862	12,723
Tier 2 capital	2,925	3,223
Total regulatory capital	£ 15,787	£ 15,946